Property, plant and equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ (22,346)	$ (21,630)
Property, plant and equipment, ending balance	(24,033)	(22,346)
COST
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(65,626)	(63,694)
Additions	4,149	3,896
Acquisition through business combinations	993	315
Transfers	(411)	(598)
Retirements and disposals	(1,127)	(1,680)
Impairment losses recognized in earnings		(1)
Property, plant and equipment, ending balance	(69,230)	(65,626)
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	43,280	42,064
Retirements and disposals	(1,073)	(1,626)
Depreciation	3,037	2,877
Other	(47)	(35)
Property, plant and equipment, ending balance	45,197	43,280
NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(18,447)	(18,050)
Property, plant and equipment, ending balance	(19,539)	(18,447)
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(58,680)	(57,233)
Additions	2,492	2,361
Acquisition through business combinations	653	32
Transfers	775	692
Retirements and disposals	(1,105)	(1,637)
Impairment losses recognized in earnings		(1)
Property, plant and equipment, ending balance	(61,495)	(58,680)
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	40,233	39,183
Retirements and disposals	(1,054)	(1,591)
Depreciation	2,816	2,672
Other	(39)	(31)
Property, plant and equipment, ending balance	41,956	40,233
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,525)	(2,293)
Property, plant and equipment, ending balance	(2,720)	(2,525)
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(5,572)	(5,174)
Additions	70	120
Acquisition through business combinations	264	282
Transfers	77	35
Retirements and disposals	(22)	(39)
Impairment losses recognized in earnings		0
Property, plant and equipment, ending balance	(5,961)	(5,572)
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,047	2,881
Retirements and disposals	(19)	(35)
Depreciation	221	205
Other	(8)	(4)
Property, plant and equipment, ending balance	3,241	3,047
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,374)	(1,287)
Property, plant and equipment, ending balance	(1,774)	(1,374)
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,374)	(1,287)
Additions	1,587	1,415
Acquisition through business combinations	76	1
Transfers	(1,263)	(1,325)
Retirements and disposals	0	(4)
Impairment losses recognized in earnings		0
Property, plant and equipment, ending balance	(1,774)	(1,374)
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Retirements and disposals	0	0
Depreciation	0	0
Other	0	0
Property, plant and equipment, ending balance	$ 0	$ 0